Exhibit 99.1

Hyundai Auto Receivables Trust 2022-B
Monthly Servicing Report

Collection Period	June 8, 2022 - July 31, 2022
Distribution Date	08/15/22
Transaction Month	1
30/360 Days	25
Actual/360 Days	26

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 7, 2022
Closing Date:	July 20, 2022

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,537,128,048.52	65,507	3.29%	54.60
Original Adj. Pool Balance:		$1,393,975,736.04

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$286,000,000.00	18.606%	2.55700%		July 17, 2023
Class A-2-A Notes	Fixed	$355,000,000.00	23.095%	3.64000%		May 15, 2025
Class A-2-B Notes	Floating	$118,400,000.00	7.703%	SOFR + 0.58%		May 15, 2025
Class A-3 Notes	Fixed	$429,100,000.00	27.916%	3.72000%		November 16, 2026
Class A-4 Notes	Fixed	$103,700,000.00	6.746%	3.80000%		August 15, 2028
Class B Notes	Fixed	$25,100,000.00	1.633%	4.51000%		August 15, 2028
Class C Notes	Fixed	$41,800,000.00	2.719%	4.80000%		January 16, 2029
Total Securities		$1,359,100,000.00	88.418%

Overcollateralization		$34,875,736.04	2.269%
YSOA		$143,152,312.48	9.313%
Total Original Pool Balance		$1,537,128,048.52	100.00%

II.  POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$286,000,000.00	1.0000000	$209,122,566.28	0.7311978	$76,877,433.72
Class A-2-A Notes	$355,000,000.00	1.0000000	$355,000,000.00	1.0000000	$-
Class A-2-B Notes	$118,400,000.00	1.0000000	$118,400,000.00	1.0000000	$-
Class A-3 Notes	$429,100,000.00	1.0000000	$429,100,000.00	1.0000000	$-
Class A-4 Notes	$103,700,000.00	1.0000000	$103,700,000.00	1.0000000	$-
Class B Notes	$25,100,000.00	1.0000000	$25,100,000.00	1.0000000	$-
Class C Notes	$41,800,000.00	1.0000000	$41,800,000.00	1.0000000	$-
Total Securities	$1,359,100,000.00	1.0000000	$1,282,222,566.28	0.9434350	$76,877,433.72

Weighted Avg. Coupon (WAC)	3.29%		3.29%
Weighted Avg. Remaining Maturity (WARM)	54.60		52.95
Pool Receivables Balance	$1,537,128,048.52		$1,454,879,244.54
Remaining Number of Receivables	65,507		64,115

Adjusted Pool Balance	$1,393,975,736.04		$1,320,556,899.02

III. COLLECTIONS

Principal:
Principal Collections	$82,226,792.04
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$-
Total Principal Collections	$82,226,792.04

Interest:
Interest Collections	$7,236,291.85
Late Fees & Other Charges	$38,734.72
Interest on Repurchase Principal	$-
Total Interest Collections	$7,275,026.57

Collection Account Interest	$41,173.53
Reserve Account Interest	$3,670.30
Servicer Advances	$-

Total Collections	$89,546,662.44

2022B Report	1 of 4

Hyundai Auto Receivables Trust 2022-B
Monthly Servicing Report

Collection Period	June 8, 2022 - July 31, 2022
Distribution Date	08/15/22
Transaction Month	1
30/360 Days	25
Actual/360 Days	26

IV. DISTRIBUTIONS

Total Collections	$89,546,662.44
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$89,546,662.44

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$2,262,994.07	$-	$2,262,994.07	2,262,994.07
Collection & Reserve Account Interest					$44,843.83
Late Fees & Other Charges					$38,734.72
Total due to Servicer					$2,346,572.62

2. Class A Noteholders Interest:
Class A-1 Notes		$528,162.56		$528,162.56
Class A-2-A Notes		$897,361.11		$897,361.11
Class A-2-B Notes		$178,336.84		$178,336.84
Class A-3 Notes		$1,108,508.33		$1,108,508.33
Class A-4 Notes		$273,652.78		$273,652.78

Total Class A interest:		$2,986,021.62		$2,986,021.62	2,986,021.62

3. First Priority Principal Distribution:		$0.00		$0.00	0.00

4. Class B Noteholders Interest:		$78,611.81		$78,611.81	78,611.81

5. Second Priority Principal Distribution:		$0.00		$-	0.00

6. Class C Noteholders Interest:		$139,333.33		$139,333.33	139,333.33

Available Funds Remaining:					$83,996,123.06

7. Regular Principal Distribution Amount:					76,877,433.72

		Distributable Amount		Paid Amount
Class A-1 Notes				$76,877,433.72
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$76,877,433.72		$76,877,433.72
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$76,877,433.72		$76,877,433.72

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses and Asset Representations Reviewer Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					7,118,689.34

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$143,152,312.48
Beginning Period Amount	$143,152,312.48
Current Period Amortization	$8,829,966.96
Ending Period Required Amount	$134,322,345.52
Ending Period Amount	$134,322,345.52
Next Distribution Date Required Amount	$129,456,358.76

2022B Report	2 of 4

Hyundai Auto Receivables Trust 2022-B
Monthly Servicing Report

Collection Period	June 8, 2022 - July 31, 2022
Distribution Date	08/15/22
Transaction Month	1
30/360 Days	25
Actual/360 Days	26

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,969,878.68
Beginning Period Amount	$6,969,878.68
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.50% of APB of cut-off date)	$6,969,878.68
Ending Period Amount	$6,969,878.68

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.75%
Overcollateralization Floor	2.75%

	Beginning	Ending	Target
Overcollateralization Amount	$34,875,736.04	$38,334,332.74	$38,334,332.74
Overcollateralization as a % of Original Adjusted Pool	2.50%	2.75%	2.75%
Overcollateralization as a % of Current Adjusted Pool	2.50%	2.90%	2.90%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.31%	63,675	99.22%	$1,443,573,999.19
30 - 60 Days	0.58%	370	0.65%	$9,425,889.27
61 - 90 Days	0.11%	70	0.13%	$1,879,356.08
91-120 Days	0.00%	0	0.00%	$-
121 + Days	0.00%	0	0.00%	$-
Total		64,115		$1,454,879,244.54

Delinquent Receivables 30+ Days Past Due
Current Period	0.69%	440	0.78%	$11,305,245.35
1st Preceding Collection Period
2nd Preceding Collection Period
3rd Preceding Collection Period
Four-Month Average	0.69%		0.78%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.13%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)			No

Repossession in Current Period		6		$126,948.56
Repossession Inventory		6		$126,948.56

Current Charge-Offs
Gross Principal of Charge-Offs				$22,011.94
Recoveries				$-
Net Loss				$22,011.94

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.02%

Average Pool Balance for Current Period				$1,496,003,646.53

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.02%
1st Preceding Collection Period
2nd Preceding Collection Period
3rd Preceding Collection Period
Four-Month Average				0.02%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	1	1	$22,011.94
Recoveries	-	-	$-
Net Loss			$22,011.94
Cumulative Net Loss as a % of Initial Pool Balance			0.00%

Net Loss for Receivables that have experienced a Net Loss *	1	1	$22,011.94
Average Net Loss for Receivables that have experienced a Net Loss			$22,011.94

Principal Balance of Extensions			$7,150,226.51
Number of Extensions			248

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

2022B Report	3 of 4

Hyundai Auto Receivables Trust 2022-B
Monthly Servicing Report

Collection Period	June 8, 2022 - July 31, 2022
Distribution Date	08/15/22
Transaction Month	1
30/360 Days	25
Actual/360 Days	26

IX. CREDIT RISK RETENTION INFORMATION

Fair Value of Notes and Certificate on the Closing Date:
(i) Class A-1 Notes:
(a) Fair Value of Class A-1 Notes in Dollars:	$286,000,000
(b) Fair Value of Class A-1 Notes as a percentage of Total	19.48%
(ii) Class A-2-A Notes:
(a) Fair Value of Class A-2-A Notes in Dollars:	$355,000,000
(b) Fair Value of Class A-2-A Notes as a percentage of Total	24.18%
(ii) Class A-2-B Notes:
(a) Fair Value of Class A-2-B Notes in Dollars:	$118,400,000
(b) Fair Value of Class A-2-B Notes as a percentage of Total	8.07%
(iii) Class A-3 Notes:
(a) Fair Value of Class A-3 Notes in Dollars:	$429,100,000
(b) Fair Value of Class A-3 Notes as a percentage of Total	29.23%
(iv) Class A-4 Notes:
(a) Fair Value of Class A-4 Notes in Dollars:	$103,700,000
(b) Fair Value of Class A-4 Notes as a percentage of Total	7.06%
(v) Class B Notes:
(a) Fair Value of Class B Notes in Dollars:	$25,100,000
(b) Fair Value of Class B Notes as a percentage of Total	1.71%
(vi) Class C Notes:
(a) Fair Value of Class C Notes in Dollars:	$41,800,000
(b) Fair Value of Class C Notes as a percentage of Total	2.85%
(vii) Certificate:
(a) Fair Value of Certificate in Dollars:	$108,797,000
(b) Fair Value of Certificate as a percentage of Total	7.41%
Reserve Account
(i) Amount on deposit on the Closing Date in Dollars:	$6,969,879
(ii) Amount on deposit on the Closing Date as a percentage of Total:	0.47%

Total Fair Value of Notes and Certificate in Dollars:	$1,467,897,000

Total Fair Value of Notes and Certificate as a percentage of Total:	100.00%

Sum of the Fair Value of the Certificate and the Amount on Deposit in the Reserve Account
(i) In Dollars:	$115,767,055
(ii) As a percentage of Total:	7.89%

The sum of the amount on deposit in the reserve account on the Closing Date and the fair value of the Certificates is sufficient to satisfy the requirements of the SEC’s credit risk retention rules, 17 C.F.R. Part 246 (“Regulation RR”), which is greater than or equal to 5.00% of the fair value of the Notes and the Certificates, or $73,394,850 required to comply with Regulation RR. There were no material changes in the retained interest in the transaction.

X. SOFR INFORMATION

There were no SOFR Adjustment Conforming Changes during the reporting period.

There were no Benchmark Transition Events during the reporting period.

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